INTANIGBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
16	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2011		December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Computer software	$543,864	$(229,871)	$391,258	$(132,033)
Customer relationships	2,529,299	(719,554)	-	-
Non-compete agreements	1,806,642	(401,476)	-	-
Trademarks and licenses	1,633,833	(160,585)	-	-
Website development cost	1,473,252	(233,107)	469,752	(94,055)
Total intangible assets	$7,986,890	$(1,744,593)	$861,010	$(226,088)

Intangible assets of approximately $5,657,000 were acquired by the Group on acquisition of business from Fuzhou H-Band on July 10, 2011. These include computer software, customer relationships, non-compete agreements, trademarks and licenses and website development cost of $119,000, $2,243,000, $1,454,000, $1,779,000 and $62,000 respectively.

Amortization for the years ended December 31, 2011, 2010 and 2009 amounted to $1,484,623, $88,668 and $134,384 respectively. Management determined that there was no impairment charge for the years ended December 31, 2011, 2010 and 2009.

Estimated amortization expense at December 31, 2011 for each of the five succeeding years is as follows:

Year ending December 31,
2012	$2,054,233
2013	1,903,240
2014	587,405
2015	362,332
2016	362,332
$5,269,542